Consolidated Statement of Financial Position - ZAR (R) R in Thousands	Feb. 28, 2021	Feb. 29, 2020
Non-current assets
Goodwill	R 124,152	R 131,503
Intangible assets	59,339	40,739
Property, plant and equipment	1,137,192	854,506
Capitalized commission assets	201,075	144,549
Loans to related parties	19,400
Deferred tax assets	47,046	106,482
Total non-current assets	1,588,204	1,277,779
Current assets
Inventories		151,616
Trade and other receivables and prepayments	324,170	251,747
Loans to related parties		11,013
Taxation	15,412	6,511
Cash and cash equivalents	104,937	146,591
Other financial asset	882,420
Total current assets	1,326,939	567,478
Total assets	2,915,143	1,845,257
Equity
Share capital	2,739,629	10
Foreign currency translation reserve	9,705	11,851
Retained earnings	815,215	835,978
Investment by owner		30,383
Common control reserve	(2,709,236)
Equity attributable to equity holders of parent	855,313	878,222
Non-controlling interest	427,133	346,913
Total equity	1,282,446	1,225,135
Non-current liabilities
Term loans	10,468	17,815
Lease liabilities	60,283	54,148
Deferred revenue	85,655	55,817
Deferred tax liabilities	42,024	85,392
Total non-current liabilities	198,430	213,172
Current liabilities
Term loans	5,462	5,154
Trade and other payables	281,882	170,972
Loans from related parties	891,977	8,362
Lease liabilities	38,401	44,849
Taxation	25,615	22,969
Provision for warranties	981	1,679
Deferred revenue	161,110	152,965
Bank overdraft	28,839
Total current liabilities	1,434,267	406,950
Total liabilities	1,632,697	620,122
Total equity and liabilities	R 2,915,143	R 1,845,257